Legal, competition and regulatory matters (Details) plaintiff in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2024 GBP (£)	Dec. 31, 2023 lawsuit	Jan. 30, 2023 lawsuit	Dec. 31, 2025 GBP (£) claim lawsuit plaintiff	Dec. 31, 2023 request	Dec. 31, 2018 GBP (£)	Dec. 31, 2008 USD ($)	Dec. 31, 2024 GBP (£)
Disclosure of contingent liabilities [line items]
Provisions | £				£ 766,000,000				£ 736,000,000
Motor finance commission arrangements
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK FCO | £	2
Provisions | £				£ 325,000,000				£ 90,000,000
Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request					2
USD LIBOR Actions
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim				1
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of claims pending resolution				1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				3
Interest Rate Swap and Credit Default Swap US Civil Actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				1
BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved | $							$ 298
Civil actions in respect of the US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought				8
Number of plaintiffs | plaintiff				4
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			6
Number of lawsuits dismissed			3
Number of lawsuits subject to appeal			1
Number of lawsuits consolidated into a separate lawsuit				2
Number of separate lawsuit				1
Number of initial lawsuit amended		1
Number of initial lawsuits currently stayed				2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought			2
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £						£ 181,000,000
HMRC assessments concerning UK VAT | UK Banking Business
Disclosure of contingent liabilities [line items]
Damages sought | £						128,000,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £						£ 53,000,000